ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2019 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2019 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (2.82%)
Asia - Pacific (0.19%)
APA Group	Utilities	02/11/16	360,819	$2,794,526
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	517,000	3,679,222
West Japan Railway Co.	Transportation	12/25/18	42,000	3,612,784
Total Asia - Pacific (0.19%)				10,086,532

North America (1.32%)
American Water Works Co., Inc.	Utilities	02/10/16	39,548	4,856,890
Ares Capital Corp.	Diversified Financial Services	02/10/16	267,013	4,979,792
Ares Management Corp.	Diversified Financial Services	06/28/19	69,187	2,466,517
Atmos Energy Corp.	Utilities	02/10/16	63,856	7,139,739
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	2,350,179
Canadian National Railway Co.	Transportation	05/14/19	34,233	3,093,862
CMS Energy Corp.	Utilities	11/01/19	45,505	2,858,169
Crowdstrike Holdings, Inc.	Technology	12/16/19	3,310	165,070
Crown Castle International Corp.	Communication	02/10/16	46,000	6,536,600
Datadog, Inc.	Technology	12/09/19	15,112	570,025
Enbridge, Inc.	Utilities	02/10/16	103,403	4,116,486
Fortis Inc.	Utilities	12/18/17	147,000	6,088,982
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	2,697,720
KKR & Co., Inc.	Diversified Financial Services	02/10/16	73,162	2,132,672
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	223,265	3,067,661
Onex Corporation	Diversified Financial Services	02/10/16	40,832	2,576,978
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	4,928,000
SEACOR Holdings, Inc.	Industrial Services	11/04/19	8,960	386,355
Solar Capital Ltd	Diversified Financial Services	08/28/17	188,776	3,888,786
TC Energy Corp.	Energy	11/01/19	74,290	3,950,199
Union Pacific Corp.	Transportation	06/24/16	10,370	1,873,859
Total North America (1.32%)				70,724,541

Western Europe (1.31%)
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	9,675	1,517,463
Aena SA	Transportation	12/21/18	28,063	5,371,915
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	5,513,464
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	12,448,515	974,566
Cellnex Telecom SA	Communication	05/15/19	107,824	4,629,179
Eutelsat Communications SA	Communication	09/22/16	102,843	1,673,069
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,583,608
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,619,910	5,503,622
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	2,682,763	6,062,219
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	203,443	2,646,212
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	138,113	2,945,308
Investor AB	Diversified Financial Services	08/28/17	28,087	1,536,421
National Grid PLC	Utilities	02/10/16	241,901	3,025,645
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	2,182,283
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	69,088	2,356,406
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,484,126
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	426,107	2,848,381
Veolia Environnement SA	Utilities	08/28/17	170,052	4,524,814
Vinci SA	Transportation	02/10/16	69,765	7,737,083

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Public Investments (continued) Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
Wendel SA	Diversified Financial Services	12/21/18	17,272	$2,290,146
Total Western Europe (1.31%)				70,405,930

Total Common Stocks (Cost $128,441,137)(2.82%)				$151,217,003

Private Equity Investments (90.94%)
Direct Investments * (70.82%) Direct Equity (53.08%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.99%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	$143,821,594
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	17,417,167
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	5,232,731
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	27,901,822
Huntress Co-Investment L.P. +, a, b, c	Limited partnership interest	04/08/16	—	65,282,614
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	4,327,024
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	18,386,767
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	4,596,692
Qualitas Medical Limited +, a	Common equity	01/31/18	10,308,160	8,163,961
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	2,154,349
TPG Upswing Co-invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	24,480,500
Total Asia - Pacific (5.99%)				321,765,221

North America (24.81%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	75,000,000	$86,610,562
Acrisure Investment Holdings, LLC +, a, c	Member interest	11/21/16	—	5,827,958
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	14,388,251
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	23,399,996
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	13,427,928
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	3,587,777
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	3,007,363
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	36,956,453
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,833,759
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	30,818,483
Confluent Health Holdings LP +, a, b	Common equity	06/24/19	27,187	27,186,912
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	2,888	2,887,500
Desserts LLC +, a	Preferred equity	02/08/16	7,989	9,753,581
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	22,313,386
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	32,316,920
EnfraGen LLC +, a, b	Common equity	09/17/19	37,810	38,595,381
Envision Healthcare Holdings, Inc. +, a	Common equity	10/09/18	9,136	6,101,894
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	60,552,175
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	56,750,184
Gemini Global Holdings Investor, LLC +, a, c	Member interest	06/17/11	—	4,402,322
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	162,692,651
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	12,200,335
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	187,143
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	80	348,976
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	7,100	8,754,435

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	$39,405,044
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	7,598,035
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,035,666
NTS Holding Corporation, Inc. +, a	Preferred equity	11/21/13	70	473,334
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	28,459,006
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	94,329,306
Onex Fox, L.P. +, a, c	Limited partnership interest	04/25/19	—	45,144,888
PG BRPC Investment, LLC [a,b]	Common equity	08/01/19	32,079	32,079,000
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	19,975,710
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	8,486,717
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,622,246
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	67,809,394
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,018,277	39,270,019
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	62,216
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	35,767,864
SnackTime PG Holdings, Inc. +, a, b, c	Member interest	05/23/18	—	16,491,853
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	50,398,726
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	333,879	1,836,335
TA Buckeye Parent, L.P. +, a	Common equity	06/28/19	21,985,058	105,228,959
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,727,113
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,628,417
Velocity Holdings L.P. +, a	Common equity	08/06/12	3,749,777	13,968,137
Vistria Catapult Holdings, Inc. +, a, b	Preferred equity	09/30/19	18,028	26,631,164
Total North America (24.81%)				1,332,673,348

Rest of World (2.13%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	$6,406,511
Heket Holdings S.à r.l. +, a	Preferred equity	09/25/19	11,988,920	18,396,974
Heket Holdings S.à r.l. +, a	Common equity	09/25/19	271,743	89,710,353
Helios Towers Africa +, a, c, d	Limited partnership interest	12/05/14	—	—
Total Rest of World (2.13%)				114,513,838

South America (0.51%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	$20,563,893
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	6,931,069
Total South America (0.51%)				27,494,962

Western Europe (19.64%)
Aston Lux Acquisitions S.àr.l +, a	Limited partnership interest	11/28/19	—	$3,812,642
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	34,040,029
Axel Springer SE +, a, c	Limited partnership interest	12/18/19	—	93,606,603
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	110,874,385
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	32,698,579
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	105,824,361
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	10,770,892
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	35,482,616
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	28,981,006
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	41,112,087
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	55,617,005
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	88,669,302
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	5,848,700
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	3,410,849
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	34,502,639
Global Blue Global, L.P. +, a	Common equity	07/31/12	411,080	15,550,628
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	$3
Kaffee Partner Holding GmbH +, a, c	Member interest	11/01/17	—	1,412,862
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	3,085,186
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	1,591	43,127,328
Luxembourg Investment Company 261 S.à r.l. +, a, c	Member interest	07/31/18	—	50,795,451
Luxembourg Investment Company 285 S.à r.l. +, a, b	Preferred equity	08/22/19	7,865,820	17,890,774
Luxembourg Investment Company 285 S.à r.l. +, a, b, c	Member interest	08/22/19	—	17,651,243
Luxembourg Investment Company 285 S.à r.l. +, a, b	Common equity	08/22/19	6,999,953	5,469,690
Luxembourg Investment Company 293 S.à r.l. +, a, b	Common equity	06/26/19	10,752,136	11,009,085
Luxembourg Investment Company 293 S.à r.l. +, a, b, c	Member interest	06/26/19	—	25,802,261
Luxembourg Investment Company 314 S.à r.l. +, a, b	Common equity	08/22/19	1,920	7,095
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	94,641,919
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,387,021
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	604,265
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	26,579,447
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	31,854,831
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	3,641,626
S.TOUS, S.L +, a	Common equity	10/06/15	622	19,226,842
Total Western Europe (19.64%)				1,054,989,254
Total Direct Equity (53.08%)				$2,851,436,623

Direct Debt (17.74%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.37%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,924,482	$6,005,044
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)††	12/20/16	12/20/24	Second Lien	12,811,375	11,496,287
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	6,407,895	7,176,873
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	32,942,073	32,313,762
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	10/07/19	12/18/26	Senior	1,300,000	1,304,069
Speedcast International Limited +, a	Cash 2.75% + L^^	01/08/19	05/15/25	Senior	1,974,937	1,671,192
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,815,776	6,851,551
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,093	6,715,869
Total Asia - Pacific (1.37%)						73,534,647

North America (11.70%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,485,000	$1,493,658
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,091,750	1,104,715
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,861,500
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,375,456
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,777,157	1,731,244
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)	12/12/19	10/12/26	Senior	1,200,000	1,215,000
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,293,500	1,297,704
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,154,478	1,159,765
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	67,994,784
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,481,250	2,497,788
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	4,710,673	4,974,953
Banff Merger Sub Inc. +, a	Cash 4.25% + L^^	10/18/18	10/02/25	Senior	1,386,000	1,373,561

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Berry Global, Inc. +, a	Cash 4.00% + L^^	08/05/19	07/01/26	Senior	$2,487,500	$2,497,699
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,758,000
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	992,443	994,304
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,481,250	1,475,769
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,879,284	5,919,329
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	1,004,925	1,013,401
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,703,084	8,928,494
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,923,644	2,465,623
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	1,375,000
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	990,000	948,103
Charter NEX US, Inc. +, a	Cash 3.50% + L^^	05/31/19	05/16/24	Senior	1,492,500	1,504,627
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	997,500	1,004,981
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	492,500	494,963
Compuware Corporation +, a	Cash 4.00% + L^	08/13/19	08/22/25	Senior	994,975	1,002,850
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^^	06/06/19	04/30/26	Senior	1,691,500	1,690,798
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,977,500	2,854,157
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	26,348,437
Covenant Surgical Partners, Inc. +, a, d	Cash 4.00% + L^	11/01/19	07/01/26	Senior	247,500	—
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,246,875	1,243,758
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	1,519,460	1,516,270
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,987,487	1,994,324
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,500,000	1,507,500
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,935,000	2,944,597
Dell International L.L.C. +, a	Cash 2.00% + L (0.75% Floor)^^	10/15/19	09/19/25	Senior	1,364,467	1,375,731
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	2,012,820
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,781,910	1,775,967
Diamond Sports Group, LLC +, a	Cash 3.25% + L^^	09/18/19	08/24/26	Senior	997,500	998,333
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	28,534,091	28,386,070
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^	01/19/18	01/16/23	Senior	1,212,889	1,195,850
Ellie Mae, Inc. +, a	Cash 4.00%	05/24/19	04/17/26	Senior	1,795,500	1,810,097
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,970,000	2,548,008
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	62,757,505	42,053,804
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	50,917,240	53,006,422
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,985,000	2,917,837
Financial & Risk US Holdings, Inc. +, a	Cash 3.75% + L^	11/19/18	10/01/25	Senior	2,970,000	2,998,957
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	978,518	973,420
Flexential Intermediate Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,984,772	1,660,470
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,989,924	1,942,664
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,447,738	1,857,840
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	12/05/18	05/30/25	Senior	2,369,925	2,377,746
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	984,849	986,695
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	5,074,104	5,079,374
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,334,000	3,646,758
Heartland Dental, LLC +, a	Cash 3.75% + L^	05/15/18	04/30/25	Senior	9,575,370	9,620,487
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,393,000	1,401,706

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	$948,853	$953,398
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,283,586	1,282,251
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^	07/15/19	03/28/25	Senior	992,424	978,421
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,283,547	1,289,971
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,156,100	5,297,230
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,675,000	3,683,233
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,356,567	1,365,046
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	987,500	892,981
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	496,231	499,062
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,378,717	3,411,192
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,389,500	1,398,448
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	5,248,688	5,258,468
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,089,000	1,033,641
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	1,400,000	1,409,625
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	05/20/19	04/19/23	Senior	1,289,974	1,287,555
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	983,837	981,992
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	05/05/16	10/19/23	Second Lien	21,816,000	22,611,375
Nexstar Broadcasting +, a	Cash 2.75% + L^	10/02/19	09/21/26	Senior	1,500,000	1,510,485
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,500,000	1,496,250
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	7,034,155	7,229,205
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,095,614	2,108,711
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,197,000	1,203,362
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,731,296	3,700,104
Perforce Software, Inc. +, a	Cash 4.50% + L^^	07/22/19	07/01/26	Senior	1,695,750	1,698,938
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,525,533	9,625,193
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,187,970	1,179,060
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,559,227	3,614,602
Pluto Acquisition I, Inc. +, a	Cash 5.00% + L^^	08/16/19	06/22/26	Senior	1,492,500	1,496,231
Pre-Paid Legal Services, Inc. +, a	Cash 3.25%	05/07/19	05/01/25	Senior	1,455,383	1,458,344
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/23	Senior	11,552,242	11,675,499
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,670	10,579,191
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	8,476,000	8,897,827
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,188,000	1,175,134
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,798,000	1,806,444
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	13,604,350	13,803,339
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,088,229	3,001,798
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,592,000	1,604,736
Radiology Partners, Inc. +, a	Cash 4.75% + L^^	09/11/18	12/04/23	Senior	1,975,000	1,988,173
Radiology Partners, Inc. +, a	Cash 8.25% + L^^	12/28/18	07/09/26	Second Lien	438,522	429,751
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	495,000	498,217
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,687,250	1,646,132
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^^	10/07/19	08/14/26	Senior	997,500	1,003,320
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,935,500	2,821,918
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	4,700,197	4,736,110
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	24,765,451	25,537,426
Six Flags Theme Parks, Inc. +, a	Cash 2.00% + L^^	05/29/19	04/17/26	Senior	995,000	1,000,970
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	928,571	923,153
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,375,500	1,385,816
Sprint Communications, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	12/05/18	02/02/24	Senior	1,485,000	1,480,976
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	3,268,386	3,294,304

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	$3,463,694	$3,487,507
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	12,870,000	11,992,522
TLP Acquisition Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,608,188	46,090,837
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,680,000	4,696,944
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	4,672,900	4,622,830
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,548,000	2,997,309
WP CityMD Bidco LLC +, a	Cash 4.50% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	3,000,000	3,009,060
Total North America (11.70%)						628,331,785

Rest of World (0.64%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/05/18	07/10/25	Senior	$20,368,074	$20,292,898
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	2,401,128	2,212,069
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	11,639,755
Total Rest of World (0.64%)						34,144,722

Western Europe (4.03%)
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^	08/07/18	07/09/25	Senior	$2,319,935	$2,322,835
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + L^^^	08/23/19	07/31/26	Senior	1,995,000	1,889,016
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,256,726	2,073,184
Aston Finco S.àr.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,800,000	2,779,000
Aston Finco S.àr.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	37,115,399
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	993,745	1,000,780
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,652,234
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,371,221
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	5,256,130
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	26,246,426
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	212,002
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/25	Senior	4,235,850	4,253,651
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	3,113,287
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,910,029	3,922,268
EG Finco Limited +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	1,922,262	1,736,844
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,857,517
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,401,674
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,135,844	996,497
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,924,623	4,727,638
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,377,117
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,129,387
Lary 4 AB +, a	Cash 3.25% + E#	08/09/16	07/20/23	Senior	10,137,883	10,324,304
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	2,500,000	2,518,750
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,466,678
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,583,749	1,589,688
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,321,171	2,326,010
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	21,754,138	23,908,795
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,344,077	4,424,514
R&R Ice Cream plc +, a	Cash 2.63% + E##	03/06/18	01/31/25	Senior	5,330,480	4,848,808
Rouge Beachhouse B.V. +, a	Cash 4.25% + E##	10/15/18	07/25/25	Senior	579,174	566,973
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	4,834,704
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	6,115,352	5,859,121
Silk Bidco AS +, a	Cash 3.75% + E###	02/28/18	02/07/25	Senior	1,678,428	1,347,261
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	12,447,107	13,199,339

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Sunshine Luxembourg VII Sarl +, a	Cash 4.25% + L (1.00 Floor)^^	10/22/19	10/01/26	Senior	$1,500,000	$1,516,200
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,791,606	2,774,316
TDC A/S +, a	Cash 3.50% + E#	10/22/18	06/04/25	Senior	1,506,866	1,481,720
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^^^	06/22/18	08/15/26	Senior	5,293,375	5,335,112
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,486,250	5,542,377
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,777,500	1,793,053
Ziggo Secured Finance B.V . +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	2,487,500	2,511,575
Total Western Europe (4.03%)						216,603,405
Total Direct Debt (17.74%)						$952,614,559
Total Direct Investments (70.82%)						$3,804,051,182

Secondary Investments *, c (8.26%)	Acquisition Date	Fair Value
Asia - Pacific (0.02%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	14,892
Carlyle Japan International Partners II, L.P. +, a	09/30/13	151,616
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	512,647
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	—
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	131,839
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,009
TRG Growth Partnership II, L.P. +, a	07/08/10	388,124
Total Asia - Pacific (0.02%)		1,205,127

North America (7.40%)
Apollo Investment Fund IX, L.P +, a	06/01/17	$5,701,432
Apollo Investment Fund VII, L.P. +, a	07/01/10	248,832
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	98,229
Ares PE Extended Value Fund, L.P. +, a	11/14/19	29,692,402
Bain Capital Fund VIII, L.P. +, a	12/31/15	689
Bain Capital Fund X, L.P. +, a	06/30/11	6,592,086
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	15,760
Bain Capital Partners IX, L.P. +, a	12/31/15	106,138
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	416
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	1
Bertram Growth Capital II-A, L.P. +, a	09/30/15	488,912
Carlyle Partners IV, L.P. +, a	06/30/10	129,805
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,562,302
Frazier Healthcare VI, L.P. +, a	06/30/12	447,237
FS Equity Partners V, L.P. +, a	08/07/12	1,286,604
Genstar Capital Partners V, L.P. +, a	09/30/15	643,101
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	33,846,969
Gryphon Partners 3.5, L.P. +, a	05/21/13	985,124
Gryphon Partners IV L.P. +, a	02/08/16	31,664,116
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	420,761
Harvest Partners V, L.P. +, a	09/30/11	1,903
Harvest Partners VII, L.P. +, a	12/14/15	9,056,462
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	319,422
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,997,087
Highstar Capital III Prism Fund, L.P. +, a, e	07/01/10	357,864
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	46,160,019
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	288,766
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	11,150

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
Irving Place Capital Investors II, L.P. +, a	03/22/10	$6,820
Lee Equity Partners Fund, L.P. +, a	06/30/17	—
Lee Equity Partners II, L.P. +, a	06/30/17	3,276,078
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	21,855,167
Lightyear Fund II, L.P. +, a	09/30/13	493,456
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	31,419
MidOcean Partners III, L.P. +, a	06/30/11	406,496
Monomoy Capital Partners II, L.P. +, a	09/30/15	951,904
Northgate Growth Fund, L.P. +, a, d	12/20/19	—
NVP VIII PG, L.P. +, a	05/31/19	19,956,493
Oak Investment Partners XII, L.P. +, a	06/28/12	445,265
Palladium Equity Partners III, L.P. +, a	08/02/10	38,844
Pamlico Capital GP II, LLC +, a	03/31/14	5,152
Pamlico Capital II, L.P. +, a	03/31/14	193,128
Providence Equity Partners IV, L.P. +, a	06/30/11	707
Providence Equity Partners V, L.P. +, a	06/30/11	5,144
Providence Equity Partners VI-A, L.P. +, a	06/30/11	5,200,184
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,020,601
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	40,745,839
Silver Lake Partners II, L.P. +, a	06/30/14	9,078
Silver Lake Partners III, L.P. +, a	06/30/10	3,450,926
Silver Lake Partners V, L.P. +, a	03/31/17	22,616,211
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	138,269
SL SPV-1, L.P. +, a	12/01/17	12,900,097
SL SPV-2, L.P. +, a	05/01/19	5,183,502
Sun Capital Partners V, L.P. +, a	09/30/13	6,621,701
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	254,916
TA X, L.P. +, a	09/30/15	271
TA XI, L.P. +, a	09/30/15	2,208,308
TCV VI, L.P. +, a	09/30/13	821,258
TCV VII (A), L.P. +, a	09/30/13	8,573,090
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	151,673
TPG Partners V, L.P. +, a, e	07/11/11	177,597
TPG Partners VI, L.P. +, a	07/01/10	5,658,973
Tudor Ventures III, L.P. +, a	12/31/12	126,234
Vistria Fund III, LP +, a, d	06/19/19	—
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	2,936,595
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	54,782,249
Total North America (7.40%)		397,367,234

Western Europe (0.84%)
3i Eurofund Vb, L.P. +, a	09/30/09	5,557,132
3i Growth Capital B, L.P. +, a	10/01/14	75,220
Abingworth Bioventures III, L.P. +, a	09/30/15	1,085
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	448,756
Abingworth Bioventures V, L.P. +, a	06/30/12	186,448
Advent International GPE VI, L.P. +, a	09/30/10	560,070
Apax Europe VI - A, L.P. +, a	07/01/11	154,429
Apax Europe VII - B, L.P. +, a	04/30/11	30,780
Astorg V FCPR +, a	09/30/15	742,349
Astorg VI, FCPI +, a	06/30/16	10,994,738
BC European Capital IX, L.P. +, a	09/30/14	3,943,926
Carlyle Europe Partners II, L.P. +, a	12/28/12	20,602
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,633,248
CCP IX L.P. No.2 +, a	09/30/14	859,979

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued) Western Europe (continued)	Acquisition Date	Fair Value
CVC European Equity Partners V, L.P. +, a	12/28/12	$544,961
ESP Golden Bear Europe Fund +, a	12/31/16	12,081,103
Galileo III FCPR +, a	09/30/15	32,305
Graphite Capital Partners VII Top-Up +, a	09/30/15	60,781
Graphite Capital Partners VII, L.P. +, a	09/30/15	357,493
Indigo Capital V, L.P. +, a	09/30/15	76,097
Industri Kapital 2000, L.P. +, a	09/30/15	1,375
Italian Private Equity Fund IV, L.P. +, a	01/29/16	14,429
KKR European Fund III, L.P. +, a	11/01/10	603,297
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	53,208
Permira Europe II, L.P. +, a	11/29/13	20,435
Permira Europe III, L.P. +, a	09/30/13	34,759
Permira IV, L.P. +, a	09/30/13	3,379,940
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,315,095
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,453,968
Total Western Europe (0.84%)		45,238,009
Total Secondary Investments (8.26%)		$443,810,370

Primary Investments *, c (11.86%)
Asia - Pacific (0.97%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	3,895,511
BGH Capital Fund I +, a	03/01/18	111,881
CPEChina Fund III, L.P. +, a	03/28/18	7,935,205
Hony Capital Fund VIII, L.P. +, a	10/30/15	7,869,470
Hony Capital Partners V, L.P. +, a	12/15/11	7,292,855
J-STAR No.4-C, L.P. +, a	08/02/19	241,722
Primavera Capital Fund III L.P. +, a	05/09/18	6,496,432
Southern Capital Fund IV L.P. +, a	01/26/18	1,051,106
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	2,091,400
TPG Asia VII (B), L.P. +, a	12/07/18	6,768,644
Trustbridge Partners VI, L.P. +, a	04/12/18	8,120,764
Total Asia - Pacific (0.97%)		51,874,990

North America (7.57%)
Advent Global Technology, L.P. +, a, d	06/25/19	—
AEA Investors Fund VII L.P. +, a	02/08/19	402,572
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	195,659
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,489,996
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	8,942,559
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	8,298,873
Avista Capital Partners II, L.P. +, a	03/15/10	207,185
Avista Capital Partners III, L.P. +, a	10/03/11	523,339
Bain Capital Fund XII, L.P. +, a	06/30/17	7,614,123
Berkshire Fund IX, L.P. +, a	03/18/16	6,472,521
Caltius Partners V-A, L.P. +, a	12/02/14	5,632,989
Carlyle Partners VII, L.P. +, a	11/29/17	10,827,381
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	9,929,236
Clearlake Capital Partners V, L.P. +, a	12/15/17	25,432,009
Clearlake Capital Partners VI, L.P. +, a, d	12/10/19	—
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,780,375
Genstar Capital Partners IX, L.P. +, a	02/21/19	3,956,928
Genstar Capital Partners VI, L.P. +, a	09/01/12	5,599,727
Genstar Capital Partners VII, L.P. +, a	06/26/15	11,384,464
Genstar Capital Partners VIII, L.P. +, a	03/23/17	24,276,777

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	$9,594,693
Green Equity Investors Side VIII, L.P. +, a, d	10/18/19	—
Gryphon Partners V, L.P. +, a	02/23/18	4,542,078
Harvest Partners VIII, L.P. +, a	12/19/18	2,044,945
Insight Venture Partners X, L.P. +, a	07/06/18	6,986,406
Insight Venture Partners XI, L.P. +, a, d	12/17/19	—
KKR Americas Fund XII L.P. +, a	01/31/18	12,946,488
KKR North America Fund XI, L.P. +, a	02/01/12	9,743,042
Kohlberg TE Investors IX, L.P. +, a, d	12/20/19	—
Kohlberg TE Investors VII, L.P. +, a	09/15/11	2,966,655
Kohlberg TE Investors VIII-B, L.P. +, a, e	08/04/16	16,502,514
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, d	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	11,463,783
Lerer Hippeau Select Fund III, LP +, a, d	12/20/19	—
Lerer Hippeau VII, LP +, a, d	12/20/19	—
Nautic Partners IX, L.P. +, a, d	03/12/19	—
Nautic Partners VII-A, L.P. +, a	06/27/14	4,337,971
New Enterprise Associates 14, L.P. +, a	05/04/12	5,901,937
New Enterprise Associates 17, L.P. +, a	06/06/19	1,197,933
New Mountain Capital V, L.P. +, a, e	06/29/17	16,124,994
NexPhase Capital Fund III-A, LP +, a	09/01/16	22,641,159
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	20,738,626
Oak Hill Capital Partners V, L.P. +, a	12/21/18	2,488,996
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,283,442
Silver Lake Partners IV, L.P. +, a	07/30/12	12,852,004
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	4,367,484
TA XIII-B, L.P. +, a	05/02/19	2,190,031
TCV X, L.P. +, a	08/31/18	3,150,399
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	8,715,253
Thompson Street Capital Partners V, L.P. +, a	05/04/18	1,269,659
TPG Partners VII, L.P. +, a	03/01/16	14,878,609
TPG Partners VIII, L.P. +, a	01/31/19	100,776
Trident VII, L.P. +, a	09/22/16	22,261,056
Trident VIII, L.P. +, a, d	04/05/19	—
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	4,468,743
Vistria Fund II, L.P. +, a	12/19/17	8,923,799
Vistria Fund III, LP +, a, d	06/19/19	—
Warburg Pincus Global Growth, L.P. +, a	11/20/18	1,472,300
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	13,947,180
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	42,015
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	8,525,716
Total North America (7.57%)		406,637,399

Rest of World (0.71%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	8,121,410
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,968,431
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	6,092,967
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	20,876,529
Total Rest of World (0.71%)		38,059,337

Western Europe (2.61%)
Advent International GPE IX-C, L.P. +, a	05/31/19	2,449,954
Advent International GPE VII-B, L.P. +, a	07/01/12	9,923,463
Advent International GPE VIII-C, L.P +, a	03/22/16	11,066,127
Apax X USD L.P. +, a, d	07/16/19	—

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued) Western Europe (continued)	Acquisition Date	Fair Value
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	$7,147,811
CapVest Equity Partners III B, L.P. +, a	08/30/13	8,254,327
Capvis Equity V L.P. +, a	01/17/18	7,292,004
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,744,959
Carlyle Europe Partners V, L.P. +, a	04/23/18	1,229,118
CVC Capital Partners VI (A) L.P. +, a	07/05/13	8,204,586
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	15,211,631
EQT VI (No.1), L.P. +, a	07/01/11	1,818,423
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	89,471
Graphite Capital Partners IX L.P. +, a	04/11/18	228,273
Hg Saturn I L.P. +, a	06/28/18	13,892,306
HgCapital 8 L.P. +, a	12/19/16	6,770,870
HgCapital Mercury 2 +, a	02/15/17	5,748,504
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	15,866,881
KKR European Fund V (EUR) SCSp +, a, d	11/05/18	—
Nordic Capital IX, L.P. +, a	07/18/17	10,297,882
PAI Europe VI-1, L.P. +, a	03/12/15	8,208,766
Permira VII L.P. +, a, d	06/21/19	—
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	5,051,973
The Seventh Cinven Fund, L.P. +, a, d	04/16/19	—
Total Western Europe (2.61%)		140,497,329
Total Primary Investments (11.86%)		$637,069,055

Total Private Equity Investments (Cost $3,880,900,728)(90.94%)		$4,884,930,607

Short-Term Investments (3.53%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Government Treasury Obligations [f] (3.53%)
U.S. Treasury Bill	2.01%	07/19/19	01/16/20	$75,000,000	$74,943,985
U.S. Treasury Bill	1.65%	07/19/19	01/16/20	75,000,000	74,943,985
U.S. Treasury Bill	1.58%	12/02/19	02/27/20	40,000,000	39,901,928
Total U.S. Government Treasury Obligations (3.53%)					$189,789,898

Total Short-Term Investments (Cost $189,789,897)(3.53%)					$189,789,898

Total Investments (Cost $4,199,131,762)(97.29%)					5,225,937,508

Other Assets in Excess of Liabilities (2.71%)					145,670,082

Net Assets (100.00%)					$5,371,607,590

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2019 was 1.76%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2019 was 1.91%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of December 31, 2019 was 1.91%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of December 31, 2019 was 2.00%.

#	As of December 31, 2019, 1 month Euribor was -0.44%.

##	As of December 31, 2019, 3 month Euribor was -0.38%.

###	As of December 31, 2019, 6 month Euribor was -0.32%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2019, 1 month Bank Bill Swap Rate was 0.92%.

††	As of December 31, 2019, 3 month Bank Bill Swap Rate was 0.97%.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2019 was $4,884,930,607, or 90.94% of net assets. As of December 31, 2019, the aggregate cost of each investment restricted to resale was $22,381,085, $10,621,500, $102,112, $27,897,888, $38,102,078, $2,204,592, $14,353,176, $3,600,295, $6,738,343, $2,630,127, $20,000,000, $73,500,000, $3,483,943, $11,478,466, $22,932,000, $11,862,703, $280, $1,226,349, $11,587,190, $35,274,427, $4,168,272, $17,127,003, $27,186,912, $2,887,500, $8,571,126, $8,700,000, $14,706,943, $38,459,963, $9,135,720, $56,944,352, $35,134,908, $3,457,439, $82,017,309, $5,648,649, $87,093, $317,827, $6,891,866, $31,202,733, $5,000,000, $2,899,729, $473,334, $23,178,823, $78,652,850, $45,144,888, $32,079,000, $15,452,333, $6,739,319, $1,095,000, $52,454,049, $39,287,856, $2,817,098, $28,417,946, $14,872,000, $54,969,200, $4,754,931, $80,750,000, $4,878,849, $4,632,829, $9,757,979, $26,619,742, $6,939,071, $17,510,132, $69,246,328, $0, $9,500,725, $2,823,797, $3,792,769, $22,791,101, $92,759,254, $89,101,353, $114,301, $86,105,773, $378,368, $22,730,727, $27,818,080, $14,672,982, $53,752,850, $86,164,621, $10,671,914, $1,142,031, $18,777,316, $6,058,452, $393,923, $3,081,671, $662,069, $288,509, $9,986,562, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,373,261, $11,098,937, $25,897,519, $7,793, $73,081, $1,063,586, $6,274,935, $23,873,383, $18,798,388, $1, $12,156,155, $6,946,719, $12,811,375, $7,238,344, $31,803,270, $1,287,202, $1,957,843, $6,815,776, $6,680,793, $1,481,805, $1,089,375, $16,271,348, $1,413,915, $1,763,538, $1,188,202, $1,281,661, $1,152,007, $67,875,407, $2,436,289, $4,868,950, $1,374,124, $2,481,603, $20,335,000, $993,395, $1,474,948, $5,874,527, $1,001,611, $8,707,880, $2,960,596, $9,900,000, $987,895, $1,485,824, $988,356, $486,296, $990,269, $1,683,658, $2,869,105, $27,248,456, $0, $1,234,664, $1,492,933, $1,968,700, $1,496,334, $2,941,642, $1,360,483, $1,998,212, $1,758,828, $992,687, $28,577,471, $1,215,353, $1,787,212, $2,963,645, $61,637,708, $50,999,573, $2,958,064, $2,911,586, $976,504, $1,867,459, $1,960,510, $1,833,108, $2,344,564, $980,895, $5,083,289, $4,316,453, $9,601,654, $1,379,731, $944,554, $1,278,150, $964,760, $1,280,861, $5,156,100, $3,677,011, $1,355,195, $983,295, $492,795, $3,382,270, $1,386,326, $5,271,037, $1,086,621, $1,393,100, $1,283,076, $983,837, $21,816,000, $1,492,732, $1,485,167, $7,034,155, $2,085,360, $1,185,942, $3,731,860, $1,687,712, $9,525,533, $1,150,851, $4,722,864, $1,478,231, $1,438,909, $11,579,003, $10,387,070, $8,476,000, $1,182,845, $1,787,270, $14,053,941, $3,088,521, $1,570,284, $1,959,570, $438,231, $493,944, $1,679,890, $992,653, $2,937,816, $4,718,354, $24,984,606, $992,702, $895,790, $1,372,655, $1,472,928, $3,271,390, $3,446,883, $12,870,000, $45,865,636, $4,686,431, $4,631,873, $3,551,579, $2,971,144, $20,194,375, $2,293,369, $12,445,403, $2,261,792, $1,899,157, $2,261,812, $2,772,343, $35,649,482, $984,065, $1,677,395, $5,099,008, $5,177,528, $26,268,661, $229,502, $4,240,671, $3,424,982, $3,914,386, $1,807,087, $1,929,054, $5,931,239, $997,224, $4,914,456, $5,893,315, $1,138,187, $10,137,883, $2,475,372, $1,502,440, $1,580,711, $2,311,200, $22,006,526, $4,375,151, $5,330,480, $579,174, $5,827,475, $6,002,587, $1,463,817, $12,447,108, $1,492,670, $2,794,401, $1,497,535, $5,294,450, $5,489,119, $1,762,693, $2,492,816, $23,270, $102,179, $1,460,696, $25,862, $146,326, $53,395, $533,034, $6,458,512, $412,371, $52,544, $29,692,402, $40,325, $469,979, $85,578, $335,505, $598, $1, $1, $1,006, $2, $1, $1,158,141, $38,240, $26,013,478, $1, $20,026,979, $1, $1, $8,238,645, $303, $1, $498,651, $42,493,822, $1, $1, $39,077, $1, $2,930,441, $7,549,716, $4,361,621, $3, $1, $807,076, $0, $19,275,825, $1,376,417, $1, $1, $31,532, $8, $428,308, $8,018,849, $375,134, $40,745,839, $158, $2,831, $20,109,287, $1,433, $10,503,581, $4,653,850, $19,793,748, $104,980, $88,657, $1, $429,399, $1, $968,002, $1,260,245, $3,586,119, $840,505, $0, $209,810, $43,191,098, $49,695, $1, $1, $922,532, $173,570, $48,796, $212,958, $332,524, $459,043, $9,665,329, $1,031,739, $107,727, $3,062,953, $3,322,997, $1, $1, $1, $58,075, $314,412, $181,332, $1, $1, $2, $229, $1, $101,953, $403,630, $3,067,983, $823,741, $1, $2,713,539, $480,206, $8,798,681, $8,792,949, $7,972,380, $309,686, $6,298,661, $1,399,890, $2,080,722, $7,043,070, $7,174,676, $0, $422,143, $254,596, $5,087,345, $4,541,553, $7,720,924, $219,478, $1,503,503, $7,964,672, $5,968,874, $4,479,945, $12,486,327, $6,075,636, $16,969,798, $0, $1,049,669, $4,037,879, $1, $4,728,997, $16,896,785, $8,197,769, $0, $4,463,450, $2,044,945, $6,203,951, $0, $12,294,475, $2,418,223, $0, $39,978, $15,688,903, $0, $9,882,904, $0, $0, $0, $1, $611,585, $1,207,500, $14,762,922, $15,690,328, $17,946,089, $2,488,996, $6,063,709, $5,129,670, $734,879, $2,250,000, $3,297,000, $5,572,790, $1,412,507, $10,981,958, $100,776, $18,344,898, $0, $4,888,018, $8,082,756, $0, $1,605,000, $7,233,917, $168,713, $3,981,590, $5,571,153, $2,926,855, $4,309,864, $16,821,533, $2,587,500, $1,933,250, $8,939,999, $0, $4,546,340, $3,251,780, $8,048,726, $1,467,989, $1,428,476, $4,201,394, $12,321,940, $1, $289,899, $211,091, $10,289,442, $7,113,350, $1,328,285, $7,770,682, $0, $8,413,666, $5,632,702, $0, $4,514,834 and $0, respectively, totaling $3,880,900,728.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Investment has been committed to but has not been funded by the Fund.

e	Non-income producing.

f	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY	- Bank Bill Swap Rate

E	- Euribor

L	- Libor

PIK	- Payment-in-kind

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)

Consolidated Schedule of Investments — December 31, 2019 (Unaudited) (continued)

A summary of outstanding financial instruments at December 31, 2019 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 18, 2020	Barclays	$75,337,871	£56,900,000	$75,542,216	$(204,345)
March 18, 2020	Barclays	$75,332,749	£56,900,000	$75,542,216	$(209,467)
March 18, 2020	Barclays	$75,459,444	£57,000,000	$75,674,979	$(215,535)
March 18, 2020	Barclays	$86,906,477	€77,500,000	$87,430,709	$(524,232)
March 18, 2020	Barclays	$86,906,477	€77,500,000	$87,430,709	$(524,232)
March 18, 2020	Barclays	$86,905,486	€77,500,000	$87,430,710	$(525,224)
March 18, 2020	Barclays	$86,905,486	€77,500,000	$87,430,710	$(525,224)
March 18, 2020	Barclays	$86,905,485	€77,500,000	$87,430,709	$(525,224)
					$(3,253,483)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2019.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the "Adviser") estimates the fair value of the Fund's Private Equity Investments in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and the Fund's valuation procedures (the "Valuation Procedures"), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund's Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund's Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables.

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$151,217,003	$—	$—	$151,217,003
Direct Investments:
Direct Equity	35,828,156	179,549,363	2,636,059,104	2,851,436,623
Direct Debt	—	8,897,827	943,716,732	952,614,559
Total Direct Investments	$35,828,156	$188,447,190	$3,579,775,836	$3,804,051,182
Secondary Investments	—	—	443,810,370	443,810,370
Primary Investments	—	—	637,069,055	637,069,055
Short-Term Investments	189,789,898	—	—	189,789,898
Total Investments	$376,835,057	$188,447,190	$4,660,655,261	$5,225,937,508
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$—	$—	$—
Total Assets	$376,835,057	$188,447,190	$4,660,655,261	$5,225,937,508
Liabilities
Foreign Currency Exchange Contracts	$(3,253,483)	$—	$—	$(3,253,483)
Total Liabilities	$(3,253,483)	$—	$—	$(3,253,483)
Net depreciation on Foreign Currency Exchange Contracts	$(3,253,483)	$—	$—	$(3,253,483)
Total Investments net of Foreign Currency Exchange Contracts	$373,581,574	$188,447,190	$4,660,655,261	$5,222,684,025

The following is a reconciliation of the amount of the account balances on April 1, 2019 and December 31, 2019 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2019	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of December 31, 2019
Direct Investments:
Direct Equity Investments	$1,800,447,634	$50,974,173	$267,727,310	$659,902,726	$(101,442,463)	$-	$(41,550,276)	$2,636,059,104
Direct Debt Investments	898,807,678	1,018,915	(21,570,018)	184,621,723	(120,086,476)	924,910	-	943,716,732
Total Direct Investments*	$2,699,255,312	$51,993,088	$246,157,292	$844,524,449	$(221,528,939)	$924,910	$(41,550,276)	$3,579,775,836
Secondary Investments*	305,940,739	(639,912)	14,807,771	174,389,229	(50,687,457)	-	-	443,810,370
Primary Investments*	484,226,457	(298,486)	69,812,982	154,942,205	(71,614,103)	-	-	637,069,055

Total	$3,489,422,508	$51,054,690	$330,778,045	$1,173,855,883	$(343,830,499)	$924,910	$(41,550,276)	$4,660,655,261

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2019, $41,550,276 was transferred from Level 3 to Level 2.

The amount of the net change in unrealized appreciation for the nine months ended December 31, 2019 relating to investments in Level 3 assets still held at December 31, 2019 is $339,116,891.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2019:

Type of Security	Fair Value at December 31, 2019 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$115,528	Exit price	Recent transaction price	n/a - n/a (n/a)
	2,193,797	Market comparable companies	Enterprise value to EBITDA multiple	7.60 x – 21.50 x (14.11 x)
	59,795	Discounted cash flow	Discount factor	10.50% - 15.20% (13.39%)
	231,233	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
	41,602	Reported fair value	Reported fair value	n/a - n/a (n/a)
Direct Debt	$493,970	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	417,514	Discounted cash flow	Discount factor	2.93% - 27.42% (9.14%)
	19	Exit price	Recent transaction price	n/a - n/a (n/a)
	32,383	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$1,080,879	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that consider the credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2019 to December 31, 2019, the Fund entered into 51 short forward foreign currency exchange contracts. The Fund had $9,871,127 in net realized gains (losses) and $(9,830,456) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2019 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2019:

	Shares/ Principal as of December 31, 2019	Fair Value as of March 31, 2019	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2019	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	5,713,047	$74,048,352	$-	$-	$-	$69,773,242	$143,821,594	$-
Astorg Co-Invest SGG, FCPI(3)	-	31,140,200	-	-	-	2,899,829	34,040,029	-
Camelia Investment 1 Limited	6,768,704,353	104,681,393	-	-	-	38,891,571	143,572,964	-
Capri Acquisitions Topco Limited(6)	65,007,484	109,573,016	-	-	-	7,022,237	116,595,253	-
Confluent Health Holdings LP	27,187	-	27,186,912	-	-	-	27,186,912	-
ECP Holding Company, LLC	9,753,907	19,598,934	-	-	-	2,714,452	22,313,386	-
EnfraGen, LLC	37,810	-	38,459,963	-	-	135,418	38,595,381	-
EQT Jaguar Co-Investment SCSp(3)	-	53,297,015	-	-	-	2,319,990	55,617,005	-
GlobalLogic Worldwide Holdings, Inc.(6)	701,927	109,970,284	-	-	-	52,722,367	162,692,651	-
Huntress Co-Investment L.P., 1(3)	-	44,977,826	-	-	-	20,304,788	65,282,614	-
Luxembourg Investment Company 293 S.à r.l.	10,752,136	-	36,996,456	-	-	(185,110)	36,811,346	-
Luxembourg Investment Company 285 S.à r.l(4)	14,865,773	-	37,478,989	-	-	3,532,718	41,011,707	-
Luxembourg Investment Company 314 S.à r.l(4)	1,920	-	7,793	-	-	(698)	7,095	-
MHS Acquisition Holdings, LLC	7,180	336,115	202,568	-	-	8,564,728	9,103,411	-
MHS Blocker Purchaser L.P.(3)	-	43,278,645	852,593	-	-	(4,726,194)	39,405,044	-
Murra Warra Asset Hold Trust	13,186,543	13,278,089	1,593,449	-	-	3,515,229	18,386,767	-
Murra Warra Project Hold Trust	429,366	3,319,522	398,362	-	-	878,808	4,596,692	-
OHCP IV SF COI, L.P.(3)	-	24,990,208	58,538	-	-	3,410,260	28,459,006	-
Onecall Holdings, L.P.(3)	-	97,327,946	-	-	-	(2,998,640)	94,329,306	-
PG BRPC Investment, LLC	32,079	-	32,079,000	-	-	-	32,079,000
PG Lion Management Warehouse S.C.S(4)	-	-	1,063,586	-	-	323,435	1,387,021	-
Polyusus Lux XVI S.a.r.l.	289,102,341	28,951,776	-	(5,395)	(154)	(1,762,515)	27,183,712	-
Quadriga Capital IV Investment Holding II L.P.(3)	-	28,673,569	-	-	-	3,181,262	31,854,831	-
Safe Fleet Holdings LLC(5)	2,935,500	2,889,846	945	(22,500)	59	(46,432)	2,821,918	118,512
SnackTime PG Holdings, Inc. (fka H-Food Holdings)	12	70,510,679	-	-	-	(3,620,100)	66,890,579	-
Vistria Catapult Holdings, LLC	18,028	-	26,619,742	-	-	11,422	26,631,164	-

Total Non-Controlled Affiliates		$860,843,415	$202,998,896	$(27,895)	$(95)	$206,862,067	$1,270,676,388	$118,512

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	Luxembourg Investment Company 285 S.à r.l, Luxembourg Investment Company 314 S.à r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(5)	This investment is associated with OHCP IV SF COI, L.P.
(6)	As of December 31, 2019, the Fund no longer has ownership of five percent or more of outstanding voting securities.